PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Breakdown of property and equipment

Description	Weighted average rate (p.a.)	December 31, 2024	Acquisitions	Write-offs	Transfers (b)	December 31, 2025

Cost
Aircraft parts and equipment (a)		2,237,723	298,601	(83,982)	—	2,452,342
Non‑aircraft equipment (a)		108,152	3,084	(4,040)	—	107,196
Aircraft, engines and simulators		384,282	170,126	(256,176)	3,502	301,734
Improvements		660,624	80,132	(96,709)	6,358	650,405
Maintenance		85,157	—	(52,175)	—	32,982
Others		28,502	585	(2)	—	29,085
Construction in progress		59,314	10,924	(14,029)	(3,502)	52,707
Advance payments for acquisition of aircraft		1,036,374	105,279	(256,465)	—	885,188
		4,600,128	668,731	(763,578)	6,358	4,511,639
Depreciation
Aircraft parts and equipment (a)	9%	(974,169)	(207,376)	13,306	—	(1,168,239)
Non‑aircraft equipment (a)	10%	(63,287)	(11,210)	614	—	(73,883)
Aircraft, engines and simulators	6%	(246,405)	(23,073)	70,424	—	(199,054)
Improvements	10%	(233,508)	(65,280)	46,864	—	(251,924)
Maintenance	11%	(26,031)	(8,972)	13,025	—	(21,978)
Others	7%	(22,174)	(2,090)	2	—	(24,262)
		(1,565,574)	(318,001)	144,235	—	(1,739,340)

Property and equipment		3,034,554	350,730	(619,343)	6,358	2,772,299

(a)Such balances refer to the “Maintenance materials and parts” and “Equipment” lines disclosed on December 31, 2024.
(b)The transfer balances are between the groups “Inventories” and “Other assets".

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfers (a)	December 31, 2024

Cost
Maintenance materials and parts		2,036,144	332,469	(191,944)	(43,654)	2,133,015
Equipments		195,810	21,356	(5,124)	818	212,860
Aircraft, engines and simulators		593,953	323,056	(533,279)	552	384,282
Improvements		555,412	59,848	(24,445)	69,809	660,624
Maintenance		44,016	75,692	(34,551)	—	85,157
Others		29,231	2,877	(3,606)	—	28,502
Construction in progress		96,095	64,822	(65,582)	(36,021)	59,314
Advance payments for acquisition of aircraft		298,040	738,334	—	—	1,036,374
		3,848,701	1,618,454	(858,531)	(8,496)	4,600,128
Depreciation
Maintenance materials and parts	8%	(785,204)	(164,285)	53,518	—	(895,971)
Equipments	13%	(120,860)	(25,310)	4,685	—	(141,485)
Aircraft, engines and simulators	7%	(271,104)	(39,385)	64,084	—	(246,405)
Improvements	12%	(188,987)	(68,273)	23,752	—	(233,508)
Maintenance	27%	(19,616)	(12,101)	5,686	—	(26,031)
Others	8%	(23,289)	(2,482)	3,597	—	(22,174)
		(1,409,060)	(311,836)	155,322	—	(1,565,574)

Property and equipment		2,439,641	1,306,618	(703,209)	(8,496)	3,034,554
Impairment		(143,790)	—	143,790	—	—
Total property and equipment, net		2,295,851	1,306,618	(559,419)	(8,496)	3,034,554

(a)Transfer balances are between the groups “Right-of-use assets” and “Intangible”